Schedule of Warrant Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Remaining Contractual Life Warrants Exercisable, Ending	4 years 3 months	5 years 6 months 7 days
Warrant [Member]
Number of Shares, Warrants Outstanding Beginning	14,619	2,414
Weighted Average Exercise Price, Outstanding Beginning	$ 601.78	$ 3,110
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning	4 years 2 months 12 days		1 year 3 months 25 days
Number of Shares, Warrants Exercisable Beginning	11,114	2,414
Weighted Average Exercise Price Exercisable Beginning	770.50	3.110
Weighted Average Remaining Contractual Life Warrants Exercisable, Beginning	5 years 6 months 7 days		1 year 3 months 25 days
Aggregate Intrinsic Value Exercisable, Beginning
Number of Shares, Warrants Granted		214,028
Weighted Average Exercise Price Granted		7.50
Number of Shares, Warrants Exercised		(201,823)
Weighted Average Exercise Price Exercised		1.50
Number of Shares, Warrants Forfeited or Expired	(1,000)
Weighted Average Exercise Price Forfeited or Expired
Number of Shares, Warrants Outstanding Ending	13,619	14,619	2,414
Weighted Average Exercise Price, Outstanding Ending	$ 315.55	$ 601.78	$ 3,110
Weighted Average Remaining Contractual Life Warrants Outstanding, Ending	4 years 3 months	4 years 2 months 12 days
Number of Shares, Warrants Exercisable Ending	13,619	11,114	2,414
Weighted Average Exercise Price Exercisable Ending	315.55	770.50	3.110
Aggregate Intrinsic Value Exercisable, Ending